Deferred Policy Acquisition Costs and Value of Business Acquired (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Insurance [Abstract]
Value of Business Acquired [Table Text Block]
The estimated amount of VOBA amortization expense, net of interest, is presented in the following table. Actual amortization incurred during these years may vary as assumptions are modified to incorporate actual results and/or changes in best estimates of future results.

Year	Amount
2013	$113.1
2014	88.4
2015	80.7
2016	72.9
2017	63.6

Deferred Policy Acquisition Costs and Value of Business Acquired
Activity within deferred policy acquisition costs ("DAC") and value of business acquired ("VOBA") was as follows for the periods indicated:

	DAC	VOBA	Total
Balance at January 1, 2013	$3,221.6	$434.7	$3,656.3
Deferrals of commissions and expenses	104.5	3.3	107.8
Amortization:
Amortization	(174.8)	(36.6)	(211.4)
Interest accrued(1)	58.4	22.5	80.9
Net amortization included in Condensed Consolidated Statements of Operations	(116.4)	(14.1)	(130.5)
Change in unrealized capital gains/losses on available-for-sale securities	262.0	124.0	386.0
Balance at March 31, 2013	$3,471.7	$547.9	$4,019.6

	DAC	VOBA	Total
Balance at January 1, 2012	$3,666.9	$685.4	$4,352.3
Deferrals of commissions and expenses	154.3	4.8	159.1
Amortization:
Amortization	(188.4)	(67.0)	(255.4)
Interest accrued(1)	58.4	23.3	81.7
Net amortization included in Condensed Consolidated Statements of Operations	(130.0)	(43.7)	(173.7)
Change in unrealized capital gains/losses on available-for-sale securities	12.6	19.2	31.8
Balance at March 31, 2012	$3,703.8	$665.7	$4,369.5
(1) Interest accrued at the following rates for DAC: 1.7% to 7.4% during 2013 and 1.5% to 8.0% during 2012. Interest accrued at the following rates for VOBA: 2.0% to 7.5% during 2013 and 2.0% to 7.4% during 2012.

Activity within deferred policy acquisition costs ("DAC") and value of business acquired ("VOBA") was as follows for the years ended December 31, 2012, 2011 and 2010:

	DAC	VOBA	Total
Balance at January 1, 2010	$4,544.7	$1,623.1	$6,167.8
Deferrals of commissions and expenses	630.2	28.7	658.9
Amortization:
Amortization(1)	(932.8)	(155.6)	(1,088.4)
Interest accrued(2)	238.3	103.5	341.8
Net amortization included in Consolidated Statements of Operations	(694.5)	(52.1)	(746.6)
Change in unrealized capital gains/losses on available-for-sale securities	(669.0)	(372.0)	(1,041.0)
Group reinsurance divestment	(0.8)	—	(0.8)
Balance at December 31, 2010	3,810.6	1,227.7	5,038.3
Deferrals of commissions and expenses	633.6	18.7	652.3
Amortization:
Amortization	(459.5)	(265.8)	(725.3)
Interest accrued(2)	238.2	100.1	338.3
Net amortization included in Consolidated Statements of Operations	(221.3)	(165.7)	(387.0)
Change in unrealized capital gains/losses on available-for-sale securities	(556.0)	(395.3)	(951.3)
Balance at December 31, 2011	3,666.9	685.4	4,352.3
Deferrals of commissions and expenses	590.3	17.3	607.6
Amortization:
Amortization	(846.4)	(210.3)	(1,056.7)
Interest accrued(2)	243.6	90.8	334.4
Net amortization included in Consolidated Statements of Operations	(602.8)	(119.5)	(722.3)
Change in unrealized capital gains/losses on available-for-sale securities	(432.8)	(148.5)	(581.3)
Balance at December 31, 2012	$3,221.6	$434.7	$3,656.3

(1)	For 2010, includes loss recognition events for DAC and VOBA of $149.5 and $9.1, respectively.

(2)	Interest accrued at the following rates for DAC: 1.5% to 7.4% during 2012, 2.0% to 8.0% during 2011, and 3.0% to 8.0% during 2010.
Interest accrued at the following rates for VOBA: 2.0% to 7.4% during 2012, 3.0% to 7.0% during 2011, and 3.0% to 7.0% during 2010.